                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545
                                    --------------------------------------------

                      Eaton Vance Special Investment Trust
--------------------------------------------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
--------------------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
--------------------------------------------------------------------------------
                         (registrant's Telephone Number)

                                   December 31
--------------------------------------------------------------------------------
                             Date of Fiscal Year End

                                  June 30, 2004
--------------------------------------------------------------------------------
                            Date of Reporting Period

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ITEM 1. REPORTS TO STOCKHOLDERS
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[EATON VANCE(R) MANAGED INVESTMENTS LOGO]

[GRAPHIC]

SEMIANNUAL REPORT JUNE 30, 2004

[GRAPHIC]

EATON VANCE
BALANCED
FUND

[GRAPHIC]

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                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                          EATON VANCE DISTRIBUTORS,INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122.

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE BALANCED FUND as of June 30, 2004

INVESTMENT UPDATE

MANAGEMENT DISCUSSION

[PHOTO OF Arieh Coll]
Arieh Coll
Portfolio Manager

[PHOTO OF ELIZABETH S. KENYON, CFA]
Elizabeth S. Kenyon, CFA
Portfolio Manager

[PHOTO OF MICHAEL MACH, CFA]
Michael Mach, CFA
Portfolio Manager

- The Fund posted solid relative returns for the six-months ended June 30, 2004, outperforming its peer group. The average return of the funds in the Lipper Balanced Fund Classification was 1.79% for the same six-month period.(2)

- Due to its holdings of fixed-income investments, which lagged equities during the period, the Fund underperformed the 3.44% return of its equity benchmark, the Standard & Poor's Composite 500 Index, an unmanaged index commonly used to measure the performance of U.S. stocks.(2) However, the Fund outperformed the -0.19% return of its fixed-income benchmark, The Lehman Government/Credit Bond Index.(2)

- At June 30, 2004, the Fund invested approximately 33.4% of its net assets in Capital Growth Portfolio, which invests in a diversified portfolio of equity securities. Capital Growth Portfolio outperformed the Standard & Poors Composite 500 Index because it was positioned more defensively, anticipating the potential for a rise in interest rates (which transpired), and because of the strong performance of the Portfolio's stocks relative to those in the Index.(2) Specifically, the Portfolio benefited from owning stocks of companies that manufacture "smart phones" -- wireless devices that incorporate a variety of useful features -- many of which performed very well during the period.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

- At June 30, 2004, the Fund invested approximately 36.9% of its net assets in Large-Cap Value Portfolio, which invests in equities with a value orientation issued by large-cap companies. During the period, this Portfolio benefited from strong performance in the energy and consumer sectors, but its holdings in utilities and financial companies detracted from performance because of the rise in interest rates.

- The Fund invested approximately 29.7% of its net assets in Investment Grade Income Portfolio, which invests in investment-grade fixed-income securities such as corporate bonds and Treasuries. This portion of the Fund was negatively affected by a sharp rise in interest rates that occurred in April and May 2004.

THE FUND

   THE PAST SIX MONTHS

- During the six months ended June 30, 2004, the Fund's Class A shares had a total return of 2.99%.(1) This return was the result of an increase in net asset value (NAV) per shareto $6.19 on June 30, 2004 from $6.04 on December 31, 2003, and the reinvestment of $0.030 per share in dividends.

- The Fund's Class B shares had a total return of 2.48%(1) during the same period, the result of an increase in NAVper share to $11.56 on June 30, 2004, from $11.30 on December 31, 2003 and the reinvestment of $0.020 per share in dividends.

- The Fund's Class C shares had a total return of 2.50%(1) during the same period, the result of an increase in NAVper share to $11.06 on June 30, 2004, from $10.81 on December 31, 2003 and the reinvestment of $0.020 per share in dividends.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

FUND INFORMATION
as of June 30, 2004

PERFORMANCE(3)                                       CLASS A    CLASS B    CLASS C
----------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                               10.18%      9.30%      9.22%
Five Years                                              0.44      -0.36      -0.37
Ten Years                                               8.25       7.26       6.83
Life of Fund+                                           9.54       6.37       6.09

SEC Average Annual Total Returns (Including Sales
Charge or Applicable CDSC)
One Year                                                3.78%      4.30%      8.22%
Five Years                                             -0.74      -0.70      -0.37
Ten Years                                               7.61       7.26       6.83
Life of Fund+                                           9.45       6.37       6.09

 +  Inception Dates - Class A: 4/1/32; Class B: 11/2/93; Class C: 11/2/93

(1) THESE RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR THE FUND'S CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B AND CLASS C SHARES. IF THE SALES CHARGE WERE DEDUCTED, THE PERFORMANCE WOULD BE REDUCED. (2) IT IS NOT POSSIBLE TO INVEST DIRECTLY
    IN AN INDEX OR LIPPER CLASSIFICATION. (3)SEC AVERAGE ANNUAL RETURNS FOR CLASS A REFLECT A 5.75% SALES CHARGE; FOR CLASS B, RETURNS REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR. SEC 1-YEAR RETURN FOR CLASS C REFLECTS A 1% CDSC.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE BALANCED FUND as of June 30, 2004

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS
Investment in Capital Growth Portfolio, at value
   (identified cost, $55,390,104)                                               $    67,204,997
Investment in Investment Grade Income Portfolio, at value
   (identified cost, $58,256,266)                                                    59,591,073
Investment in Large-Cap Value Portfolio, at value
   (identified cost, $72,324,827)                                                    74,122,562
Receivable for Fund shares sold                                                          63,972
Prepaid expenses                                                                          4,024
-----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                    $   200,986,628
-----------------------------------------------------------------------------------------------

LIABILITIES
Payable for Fund shares redeemed                                                $       273,149
Payable to affiliate for distribution and service fees                                    1,874
Payable to affiliate for Trustees' fees                                                     993
Accrued expenses                                                                         57,173
-----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                               $       333,189
-----------------------------------------------------------------------------------------------
NET ASSETS                                                                      $   200,653,439
-----------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Paid-in capital                                                                 $   197,048,155
Accumulated net realized loss from Portfolio (computed on
   the basis of identified cost)                                                    (11,194,188)
Accumulated net investment loss                                                        (147,963)
Net unrealized appreciation from Portfolios (computed on the basis of
   identified cost)                                                                  14,947,435
-----------------------------------------------------------------------------------------------
TOTAL                                                                           $   200,653,439
-----------------------------------------------------------------------------------------------

CLASS A SHARES
NET ASSETS                                                                      $   150,997,494
SHARES OUTSTANDING                                                                   24,402,853
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)            $          6.19
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $6.19)                                              $          6.57
-----------------------------------------------------------------------------------------------

CLASS B SHARES
NET ASSETS                                                                      $    38,068,018
SHARES OUTSTANDING                                                                    3,293,846
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets DIVIDED BY shares of beneficial interest outstanding)            $         11.56
-----------------------------------------------------------------------------------------------

CLASS C SHARES
NET ASSETS                                                                      $    11,587,927
SHARES OUTSTANDING                                                                    1,047,835
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets DIVIDED BY shares of beneficial interest outstanding)            $         11.06
-----------------------------------------------------------------------------------------------
On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME
Interest allocated from Portfolios                                   $   1,261,099
Dividends allocated from Portfolios (net of foreign taxes, $4,982)         917,985
Expenses allocated from Portfolios                                        (733,647)
----------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIOS                                $   1,445,437
----------------------------------------------------------------------------------

EXPENSES
Trustees' fees and expenses                                          $       1,820
Distribution and service fees
   Class A                                                                 180,797
   Class B                                                                 212,645
   Class C                                                                  55,637
Transfer and dividend disbursing agent fees                                137,886
Registration fees                                                           22,222
Legal and accounting services                                               21,675
Custodian fee                                                               18,200
Printing and postage                                                        12,820
Miscellaneous                                                                6,188
----------------------------------------------------------------------------------
TOTAL EXPENSES                                                       $     669,890
----------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                $     775,547
----------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIOS
Net realized gain (loss) --
   Investment transactions (identified cost basis)                   $   7,845,948
   Foreign currency transactions                                             7,998
----------------------------------------------------------------------------------
NET REALIZED GAIN                                                    $   7,853,946
----------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                               $  (3,202,618)
   Foreign currency                                                            116
----------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                 $  (3,202,502)
----------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                     $   4,651,444
----------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                           $   5,426,991
----------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                SIX MONTHS ENDED
INCREASE (DECREASE)                             JUNE 30, 2004        YEAR ENDED
IN NET ASSETS                                   (UNAUDITED)          DECEMBER 31, 2003
--------------------------------------------------------------------------------------
From operations --
   Net investment income                        $         775,547    $         359,778
   Net realized gain from investments
      and foreign currency transactions                 7,853,946           24,904,838
   Net change in unrealized
      appreciation (depreciation)
      from investments and foreign currency            (3,202,502)           9,542,118
--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS      $       5,426,991    $      34,806,734
--------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                   $        (708,219)   $      (1,069,466)
      Class B                                             (76,137)             (20,961)
      Class C                                             (20,783)              (4,586)
--------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS             $        (805,139)   $      (1,095,013)
--------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                   $       7,090,008    $       8,964,162
      Class B                                           6,661,693           13,514,096
      Class C                                           2,930,514            5,293,662
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                             446,027              631,107
      Class B                                              62,416               17,604
      Class C                                              16,910                3,616
   Cost of shares redeemed
      Class A                                          (9,585,423)         (18,920,971)
      Class B                                          (7,422,182)          (7,406,498)
      Class C                                          (1,949,889)          (3,297,636)
   Net asset value of shares exchanged
      Class A                                          10,147,253                   --
      Class B                                         (10,147,253)                  --
--------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                      $      (1,749,926)   $      (1,200,858)
--------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                      $       2,871,926    $      32,510,863
--------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                          $     197,781,513    $     165,270,650
--------------------------------------------------------------------------------------
AT END OF PERIOD                                $     200,653,439    $     197,781,513
--------------------------------------------------------------------------------------

ACCUMULATED NET
INVESTMENT LOSS INCLUDED
IN NET ASSETS
--------------------------------------------------------------------------------------
AT END OF PERIOD                                $        (147,963)   $        (118,371)
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                                                        CLASS A
                                                     ------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                                     JUNE 30, 2004     ------------------------------------------------------------
                                                     (UNAUDITED)(1)      2003(1)     2002(1)   2001(1)(2)     2000(1)       1999(1)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                 $     6.040     $   4.990   $   5.910   $    6.220   $   7.920     $   8.140
-----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                                  $     0.030     $   0.022   $   0.043   $    0.084   $   0.161     $   0.195
Net realized and unrealized gain (loss)                      0.150         1.073      (0.908)      (0.238)     (0.162)       (0.080)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                    $     0.180     $   1.095   $  (0.865)  $   (0.154)  $  (0.001)    $   0.115
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                             $    (0.030)    $  (0.045)  $  (0.049)  $   (0.095)  $  (0.160)    $  (0.200)
From net realized gain                                          --            --          --       (0.061)     (1.539)       (0.135)
Tax return of capital                                           --            --      (0.006)          --          --            --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                    $    (0.030)    $  (0.045)  $  (0.055)  $   (0.156)  $  (1.699)    $  (0.335)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE--END OF PERIOD                         $     6.190     $   6.040   $   4.990   $    5.910   $   6.220     $   7.920
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                               2.99%        22.04%     (14.70)%      (2.36)%     (0.11)%        1.45%
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)              $   150,997     $ 139,528   $ 123,816   $  167,290   $ 205,944     $ 244,507
Ratios (As a percentage of average daily net
   assets):
   Expenses(4)                                                1.21%(5)      1.25%       1.23%        1.18%       1.11%         0.97%
   Net investment income                                      0.99%(5)      0.40%       0.81%        1.47%       2.10%         2.45%
Portfolio Turnover of the Balanced Portfolio                    --            --          --           --          60%(6)        33%
Portfolio Turnover of the Capital Growth Portfolio             132%          240%        231%         264%        271%(7)        --
Portfolio Turnover of the Investment Grade Income
   Portfolio                                                    51%           65%         55%          46%        47%(7)         --
Portfolio Turnover of the Large-Cap Value Portfolio             38%           57%         --           --          --            --
-----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Investment Grade Income Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.008, an increase in net realized and unrealized gain (loss) per share of $0.008 and a decrease in the ratio of net investment income to average net assets from 1.61% to 1.47%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolios' allocated expenses.
(5)  Annualized.
(6)  For the period from January 1, 2000, to March 6, 2000.
(7) For the period from the start of business, March 7, 2000, to December 31, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                        CLASS B
                                                     ------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                                     JUNE 30, 2004     ------------------------------------------------------------
                                                     (UNAUDITED)(1)      2003(1)     2002(1)   2001(1)(2)     2000(1)       1999(1)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value--Beginning of period                   $  11.300       $   9.320   $  11.050   $   11.580   $  13.410     $  13.680
-----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income (loss)                           $   0.013       $  (0.036)  $   0.006   $    0.078   $   0.172     $   0.221
NET REALIZED AND UNREALIZED GAIN (LOSS)                    0.267           2.021      (1.701)      (0.447)     (0.298)       (0.121)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                    $   0.280       $   1.985   $  (1.695)  $   (0.369)  $   (0.126)   $   0.100
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                             $  (0.020)      $  (0.005)  $  (0.029)  $   (0.100)  $  (0.165)    $  (0.235)
From net realized gain                                        --              --          --       (0.061)     (1.539)       (0.135)
Tax return of capital                                         --              --      (0.006)         --           --            --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                    $  (0.020)      $  (0.005)  $  (0.035)  $   (0.161)  $  (1.704)    $  (0.370)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD                       $  11.560       $  11.300   $   9.320   $   11.050   $  11.580     $  13.410
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                             2.48%          21.30%     (15.38)%      (3.13)%     (1.00)%        0.74%
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)               $  38,068      $  47,909   $  34,516   $   43,303   $  50,818     $  67,207
Ratios (As a percentage of average daily net
   assets):
   Expenses(4)                                              1.96%(5)        2.00%       1.98%        1.93%       1.89%         1.78%
   Net investment income (loss)                             0.23%(5)       (0.35)%      0.06%        0.72%       1.31%         1.64%
Portfolio Turnover of the Balanced Portfolio                  --              --          --           --          60%(6)        33%
Portfolio Turnover of the Capital Growth Portfolio           132%            240%        231%         264%        271%(7)        --
Portfolio Turnover of the Investment Grade Income
  Portfolio                                                    51%            65%         55%          46%         47%(7)        --
Portfolio Turnover of the Large-Cap Value Portfolio            38%            57%         --           --          --            --

(1) Net investment income (loss) per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Investment Grade Income Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.015, an increase in net realized and unrealized gain (loss) per share of $0.015 and a decrease in the ratio of net investment income to average net assets from 0.87% to 0.72%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolios' allocated expenses.
(5)  Annualized.
(6)  For the period from January 1, 2000, to March 6, 2000.
(7) For the period from the start of business, March 7, 2000, to December 31, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                        CLASS C
                                                     ------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                                     JUNE 30, 2004     ------------------------------------------------------------
                                                     (UNAUDITED)(1)      2003(1)     2002(1)   2001(1)(2)     2000(1)       1999(1)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value -- Beginning of period                 $ 10.810        $   8.920   $  10.580   $   11.090   $  12.900     $  13.170
-----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income (loss)                           $  0.013        $  (0.034)  $   0.006   $    0.074   $   0.164     $   0.205
Net realized and unrealized gain (loss)                   0.257            1.929      (1.631)      (0.423)     (0.280)       (0.130)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                    $  0.270        $   1.895   $  (1.625)  $   (0.349)  $  (0.116)    $   0.075
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                             $ (0.020)       $  (0.005)  $  (0.029)  $   (0.100)  $  (0.155)    $  (0.210)
From net realized gain                                       --               --          --       (0.061)     (1.539)       (0.135)
Tax return of capital                                        --               --      (0.006)          --          --            --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                    $ (0.020)       $  (0.005)  $  (0.035)  $   (0.161)  $  (1.694)    $  (0.345)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                       $ 11.060        $  10.810   $   8.920   $   10.580   $  11.090     $  12.900
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                            2.50%           21.25%     (15.40)%      (3.09)%     (0.97)%        0.58%
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)              $ 11,588        $  10,344   $   6,938   $    7,434   $  11,994     $  10,584
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                             1.96%(5)         2.00%       1.98%        1.93%       1.92%         1.84%
   Net investment income (loss)                            0.24%(5)        (0.35)%      0.06%        0.72%       1.30%         1.58%
Portfolio Turnover of the Balance Portfolio                  --               --          --           --          60%(6)        33%
Portfolio Turnover of the Capital Growth Portfolio          132%             240%        231%         264%        271%(7)        --
Portfolio Turnover of the Investment Grade Income
   Portfolio                                                 51%              65%         55%          46%         47%(7)        --
Portfolio Turnover of the Large-Cap Value Portfolio          38%              57%         --           --          --            --

(1) Net investment income (loss) per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Investment Grade Income Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.014, an increase in net realized and unrealized gain (loss) per share of $0.014 and a decrease in the ratio of net investment income to average net assets from 0.86% to 0.72%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolios' allocated expenses.
(5)  Annualized.
(6)  For the period from January 1, 2000, to March 6, 2000.
(7) For the period from the start of business, March 7, 2000, to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE BALANCED FUND AS OF JUNE 30, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Balanced Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the following three Portfolios: Capital Growth Portfolio, Investment Grade Income Portfolio and Large-Cap Value Portfolio (the Portfolios), which are New York Trusts. The investment objectives and policies of the three Portfolios combined are the same as those of the Fund. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of Capital Growth Portfolio, Investment Grade Income Portfolio and Large-Cap Value Portfolio (76.1%, 65.4% and 8.3%, respectively, at June 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, DC or upon request from the Fund's principal underwriter, Eaton Vance Distributors Inc. (EVD) by calling 1-800-225-6265.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolios, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $18,495,334, which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on December 31, 2009, ($8,081,639) and December 31, 2010, ($10,413,695). During
   the year ended December 31, 2003, capital loss carryovers of $21,897,154 were utilized to offset realized gains. At December 31, 2003, the Fund had $64,566 in undistributed ordinary income on a tax basis.

   D USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   E INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   F EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   G OTHER -- Investment transactions are accounted for on a trade-date basis.

   H EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. There were no balance credits for the six months ended June 30, 2004.

   I INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The Fund's present policy is to pay quarterly dividends from net investment income allocated to the Fund by the Portfolios (less the Fund's direct expenses) and to distribute at least annually all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) so allocated. Shareholders may reinvest all distributions in shares of the same class of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences between book and tax accounting relating to distributions primarily relate to passive foreign investment companies, wash sales, difference in method for amortizing premiums and accreting certain discounts, and treatment of paydown gains/losses. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                          SIX MONTHS ENDED
                                          JUNE 30, 2004      YEAR ENDED
   CLASS A                                (UNAUDITED)        DECEMBER 31, 2003
   ---------------------------------------------------------------------------
   Sales                                         1,161,379           1,591,218
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                 72,992             115,981
   Redemptions                                  (1,569,618)         (3,439,577)
   Exchange from Class B shares                  1,656,385                  --
   ---------------------------------------------------------------------------
   NET INCREASE (DECREASE)                       1,321,138          (1,732,378)
   ---------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          JUNE 30, 2004      YEAR ENDED
   CLASS B                                (UNAUDITED)        DECEMBER 31, 2003
   ---------------------------------------------------------------------------
   Sales                                           582,244           1,269,365
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                  5,440               1,604
   Redemptions                                    (648,175)           (733,126)
   Exchange to Class A shares                     (886,442)                 --
   ---------------------------------------------------------------------------
   NET INCREASE (DECREASE)                        (946,933)            537,843
   ---------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          JUNE 30, 2004      YEAR ENDED
   CLASS C                                (UNAUDITED)        DECEMBER 31, 2003
   ---------------------------------------------------------------------------
   Sales                                           268,558             519,511
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                  1,546                 344
   Redemptions                                    (178,891)           (340,799)
   ---------------------------------------------------------------------------
   NET INCREASE                                     91,213             179,056
   ---------------------------------------------------------------------------

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the Capital Growth Portfolio, the fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $170 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $170 million. For the Investment Grade Income Portfolio, the fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $130 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $130 million. For the Large-Cap Value Portfolio, the fee is computed at the annual rate of 0.625% of the Portfolio's average daily net assets. Except as to Trustees of the Fund and the Portfolios who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2004, EVM earned $13,290 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $17,490 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2004.

   Certain officers and Trustees of the Fund and of the Portfolios are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class B (Class B Plan) and Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $159,484 and $41,728 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2004, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $829,000 and $1,586,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investments dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended June 30, 2004 amounted to $180,797, $53,161 and $13,909 for Class A, Class B and Class C shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Investors who purchase Class A shares in a single fund purchased in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited circumstances. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (see Note
   5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $43,000 and $3,000 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the six months ended June 30, 2004.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Capital Growth Portfolio for the six months ended June 30, 2004, aggregated $233,918 and $4,816,917, respectively. Increases and decreases in the Fund's investment in the Investment Grade Income Portfolio for the six months ended June 30, 2004, aggregated $1,772 and $1,605,639, respectively. Increases in the Fund's investment in the Large-Cap Value Portfolio for the six months ended June 30, 2004, aggregated $4,178,235 and $930,834, respectively.

EATON VANCE BALANCED FUND
INVESTMENT MANAGEMENT

EATON VANCE BALANCED FUND

                    OFFICERS
                    Thomas E. Faust Jr.
                    President

                    Duke E. Laflamme
                    Vice President

                    Thomas H. Luster
                    Vice President

                    George C. Pierides
                    Vice President

                    James L. O'Connor
                    Treasurer

                    Alan R. Dynner
                    Secretary

                    TRUSTEES

                    James B. Hawkes

                    Samuel L. Hayes, III

                    William H. Park

                    Ronald A. Pearlman

                    Norton H. Reamer

                    Lynn A. Stout

                       THIS PAGE INTENTIONALLY LEFT BLANK

                              INVESTMENT ADVISER OF
         CAPITAL GROWTH PORTFOLIO, INVESTMENT GRADE INCOME PORTFOLIO AND
                            LARGE-CAP VALUE PORTFOLIO

                         BOSTON MANAGEMENT AND RESEARCH
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                   ADMINISTRATOR OF EATON VANCE BALANCED FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122


                            EATON VANCE BALANCED FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 800-225-6265.

162-8/04                                                                 BALSRC

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


EATON VANCE SPECIAL INVESTMENT TRUST ON BEHALF OF (EATON VANCE BALANCED FUND)


By:    /S/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  August 13, 2004
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  August 13, 2004
       ----------------


By:    /S/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  August 13, 2004
       ---------------